Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Entity Central Index Key	dei_EntityCentralIndexKey	0001105128
Scout Global Equity Fund (Prospectus Summary) | Scout Global Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Scout Global Equity Fund
Supplement [Text Block]	ck0001105128_SupplementTextBlock

Scout Investments

Scout Global Equity Fund

Supplement dated May 17, 2016 to the Prospectus dated October 31, 2015, as supplemented

The purpose of this supplement is to update the Prospectus regarding changes to the portfolio management teams of the Scout International Fund (the “International Fund”) and the Scout Global Equity Fund (the “Global Equity Fund”) and to update the description of the Global Equity Fund’s investment process.  Michael P. Fogarty no longer serves as a portfolio manager of the International Fund, and James L. Moffett and James A. Reed II no longer serve as portfolio managers of the Global Equity Fund.  John A. Indellicate II and Derek M. Smashey have assumed co-lead portfolio manager responsibilities for the Global Equity Fund.

Accordingly, the following changes are made to the Prospectus:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Scout Investments, Inc. (the “Advisor”) normally invests the Fund’s assets in a diversified portfolio of equity securities.  The Advisor will make judgments based on its analysis of economic and market conditions around the world, as to whether to focus the Fund’s investments more or less in certain countries or regions, or in larger, mid-sized, or smaller companies.  The Advisor seeks to invest in the securities of companies that are expected to benefit from domestic or international   macroeconomic or company-specific factors, and that are attractively priced relative to their fundamentals. In making investment decisions, the Advisor may consider fundamental factors such as cash flow, financial strength, profitability, statistical valuation measures, potential or actual catalysts that could move the share price, accounting practices, management quality, risk factors such as litigation, the estimated fair value of the company, general economic and industry conditions, and additional information as appropriate.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 996-2862
Supplement Closing [Text Block]	ck0001105128_SupplementClosingTextBlock	You should keep this Supplement for future reference. Additional copies of the Prospectus may be obtained free of charge by calling (800) 996-2862.